7. SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 2,836	$ 2,920	$ 2,175
Intersegment sales	0	0	0
Cost of sales	(2,032)	(1,967)	(1,574)
Gross profit (loss)	804	953	601
Selling expenses	(148)	(171)	(127)
Administrative expenses	(174)	(206)	(198)
Exploration expenses	(9)	(1)	(2)
Other operating income	40	181	149
Other operating expenses	(86)	(200)	(103)
Impairment of property, plant and equipment and intangible assets	(62)	(32)	0
Share of profit (loss) of associates and joint ventures	101	118	48
Income from the sale of associates	0	28	0
Agreement on the regularization of obligations	285	0	0
Operating income (loss)	751	670	368
Gain (loss) on net monetary position, net	187	629	304
Financial income	96	99	62
Financial costs	(299)	(316)	(232)
Other financial results	113	(858)	(100)
Financial results, net	97	(446)	34
Profit (loss) before income tax	848	224	402
Income tax	(48)	(17)	26
Profit (loss) for the year from continuing operations	800	207	428
Profit (loss) for the year from discontinued operations	0	80	(50)
Profit (loss) for the year	800	287	378
Depreciation and amortization	263	234	205
Total profit (loss) attributable to:
Owners of the company	692	224	286
Non - controlling interest	108	63	92
Assets	5,684	5,672	5,657
Liabilities	3,275	3,877	3,687
Increases in property, plant and equipment, intangibles assets and right-of-use assets	611	665	657
Net book values of property, plant and equipment	3,507	3,316
Generation
Disclosure of operating segments [line items]
Revenue	819	604	351
Intersegment sales	0	2	2
Cost of sales	(466)	(273)	(195)
Gross profit (loss)	353	333	158
Selling expenses	(3)	(1)	(4)
Administrative expenses	(36)	(41)	(32)
Exploration expenses	0	0	0
Other operating income	9	11	19
Other operating expenses	(11)	(17)	(9)
Impairment of property, plant and equipment and intangible assets	(52)	0
Share of profit (loss) of associates and joint ventures	13	(11)	(2)
Income from the sale of associates		0
Agreement on the regularization of obligations	0
Operating income (loss)	273	274	130
Gain (loss) on net monetary position, net	0	233	17
Financial income	51	52	39
Financial costs	(82)	(85)	(69)
Other financial results	86	(365)	(34)
Financial results, net	55	(165)	(47)
Profit (loss) before income tax	328	109	83
Income tax	(80)	(3)	(4)
Profit (loss) for the year from continuing operations		106	79
Profit (loss) for the year from discontinued operations		0	0
Profit (loss) for the year	248	106	79
Depreciation and amortization	71	66
Total profit (loss) attributable to:
Owners of the company	239	100	75
Non - controlling interest	9	6	4
Assets	1,472	1,414	1,115
Liabilities	1,226	1,054	333
Increases in property, plant and equipment, intangibles assets and right-of-use assets	240	235	275
Net book values of property, plant and equipment	1,152	1,036
Distribution of energy
Disclosure of operating segments [line items]
Revenue	1,502	1,484	1,050
Intersegment sales	0	0	0
Cost of sales	(1,225)	(1,136)	(799)
Gross profit (loss)	277	348	251
Selling expenses	(122)	(134)	(95)
Administrative expenses	(65)	(76)	(66)
Exploration expenses	0	0	0
Other operating income	10	9	4
Other operating expenses	(43)	(44)	(33)
Impairment of property, plant and equipment and intangible assets	0	0
Share of profit (loss) of associates and joint ventures	0	0	0
Income from the sale of associates		0
Agreement on the regularization of obligations	285
Operating income (loss)	342	103	61
Gain (loss) on net monetary position, net	187	226	145
Financial income	20	18	12
Financial costs	(112)	(132)	(69)
Other financial results	(62)	(50)	1
Financial results, net	33	62	89
Profit (loss) before income tax	375	165	150
Income tax	(178)	(49)	(12)
Profit (loss) for the year from continuing operations		116	138
Profit (loss) for the year from discontinued operations		0	0
Profit (loss) for the year	197	116	138
Depreciation and amortization	79	69
Total profit (loss) attributable to:
Owners of the company	98	61	73
Non - controlling interest	99	55	65
Assets	1,480	2,133	1,972
Liabilities	1,792	1,241	1,166
Increases in property, plant and equipment, intangibles assets and right-of-use assets	173	227	225
Net book values of property, plant and equipment	1,691	1,657
Oil and gas
Disclosure of operating segments [line items]
Revenue	174	458	443
Intersegment sales	270	63	19
Cost of sales	(313)	(287)	(310)
Gross profit (loss)	131	234	152
Selling expenses	(12)	(19)	(17)
Administrative expenses	(47)	(56)	(54)
Exploration expenses	(9)	(1)	(2)
Other operating income	8	141	110
Other operating expenses	(11)	(114)	(38)
Impairment of property, plant and equipment and intangible assets	(10)	0
Share of profit (loss) of associates and joint ventures	21	37	1
Income from the sale of associates		28
Agreement on the regularization of obligations	0
Operating income (loss)	71	250	152
Gain (loss) on net monetary position, net	0	107	(18)
Financial income	18	15	6
Financial costs	(94)	(79)	(78)
Other financial results	84	(512)	(93)
Financial results, net	8	(469)	(183)
Profit (loss) before income tax	79	(219)	(31)
Income tax	(16)	57	24
Profit (loss) for the year from continuing operations		(162)	(7)
Profit (loss) for the year from discontinued operations		49	(35)
Profit (loss) for the year	63	(113)	(42)
Depreciation and amortization	112	92
Total profit (loss) attributable to:
Owners of the company	63	(115)	(62)
Non - controlling interest	0	2	20
Assets	1,261	1,237	1,154
Liabilities	465	1,273	444
Increases in property, plant and equipment, intangibles assets and right-of-use assets	191	192	140
Net book values of property, plant and equipment	612	554
Petrochemicals
Disclosure of operating segments [line items]
Revenue	321	338	314
Intersegment sales	0	0	0
Cost of sales	(298)	(334)	(290)
Gross profit (loss)	23	4	24
Selling expenses	(9)	(13)	(12)
Administrative expenses	(4)	(6)	(16)
Exploration expenses	0	0	0
Other operating income	4	5	3
Other operating expenses	(9)	(20)	(10)
Impairment of property, plant and equipment and intangible assets	0	(32)
Share of profit (loss) of associates and joint ventures	0	0	0
Income from the sale of associates		0
Agreement on the regularization of obligations	0
Operating income (loss)	5	(62)	(11)
Gain (loss) on net monetary position, net	0	49	2
Financial income	1	1	0
Financial costs	(8)	(15)	(10)
Other financial results	18	(39)	(6)
Financial results, net	11	(4)	(14)
Profit (loss) before income tax	16	(66)	(25)
Income tax	(5)	12	19
Profit (loss) for the year from continuing operations		(54)	(6)
Profit (loss) for the year from discontinued operations		0	0
Profit (loss) for the year	11	(54)	(6)
Depreciation and amortization	1	6
Total profit (loss) attributable to:
Owners of the company	11	(54)	(6)
Non - controlling interest	0	0	0
Assets	136	153	141
Liabilities	122	198	94
Increases in property, plant and equipment, intangibles assets and right-of-use assets	4	4	5
Net book values of property, plant and equipment	18	15
Holding and others
Disclosure of operating segments [line items]
Revenue	20	36	17
Intersegment sales	0	0	0
Cost of sales	0	0	(1)
Gross profit (loss)	20	36	16
Selling expenses	(2)	(4)	0
Administrative expenses	(22)	(27)	(30)
Exploration expenses	0	0	0
Other operating income	9	15	13
Other operating expenses	(12)	(6)	(13)
Impairment of property, plant and equipment and intangible assets	0	0
Share of profit (loss) of associates and joint ventures	67	92	49
Income from the sale of associates		0
Agreement on the regularization of obligations	0
Operating income (loss)	60	106	35
Gain (loss) on net monetary position, net	0	12	158
Financial income	7	14	7
Financial costs	(4)	(6)	(8)
Other financial results	(13)	108	32
Financial results, net	(10)	128	189
Profit (loss) before income tax	50	234	224
Income tax	231	(34)	(1)
Profit (loss) for the year from continuing operations		200	223
Profit (loss) for the year from discontinued operations		31	(16)
Profit (loss) for the year	281	231	207
Depreciation and amortization	0	1
Total profit (loss) attributable to:
Owners of the company	281	231	207
Non - controlling interest	0	0	0
Assets	1,527	872	1,475
Liabilities	(160)	247	1,850
Increases in property, plant and equipment, intangibles assets and right-of-use assets	3	7	12
Net book values of property, plant and equipment	34	54
Eliminations
Disclosure of operating segments [line items]
Revenue	0	0	0
Intersegment sales	(270)	(65)	(21)
Cost of sales	270	63	21
Gross profit (loss)	0	(2)	0
Selling expenses	0	0	1
Administrative expenses	0	0	0
Exploration expenses	0	0	0
Other operating income	0	0	0
Other operating expenses	0	1	0
Impairment of property, plant and equipment and intangible assets	0	0
Share of profit (loss) of associates and joint ventures	0	0	0
Income from the sale of associates		0
Agreement on the regularization of obligations	0
Operating income (loss)	0	(1)	1
Gain (loss) on net monetary position, net	0	2	0
Financial income	(1)	(1)	(2)
Financial costs	1	1	2
Other financial results	0	0	0
Financial results, net	0	2	0
Profit (loss) before income tax	0	1	1
Income tax	0	0	0
Profit (loss) for the year from continuing operations		1	1
Profit (loss) for the year from discontinued operations		0	1
Profit (loss) for the year	0	1	2
Depreciation and amortization	0	0
Total profit (loss) attributable to:
Owners of the company	0	1	2
Non - controlling interest	0	0	0
Assets	(192)	(137)	(200)
Liabilities	(170)	(136)	(200)
Increases in property, plant and equipment, intangibles assets and right-of-use assets	0	0	$ 0
Net book values of property, plant and equipment	$ 0	$ 0